FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2005

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11213

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
----------------------
(Signature)

White Plains, New York
----------------------
(City, State)

February 6, 2006
----------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: $61,042 (thousands)

List of Other Included Managers:

         None

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                                                                     FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 12/31/05                       Name of Reporting Manager:  Troob Capital Management LLC

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                                                                                                                     Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:            Item 6:   Item 7:   Voting Authority
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or         Investment Managers (a)      (b)    (c)
                                                   Number       Value   Principal Sh/ Put/ Discretion   See    Sole   Shared   None
                                                              (X$1000)    Amount  Prn Call            Instr.V

Abitibi-Consolidated Inc         COM              003924107    1,247       311,020 SH        SOLE                311,020
BE Aerospace Inc                 COM              073302101   13,376       608,004 SH        SOLE                608,004
Bowater Inc                      COM              102183900      624         1,950 SH  CALL  SOLE                  1,950
Calpine Corp                     COM              131347906        -           488 SH  CALL  SOLE                    488
Cendent Corp                     COM              151313903      440         3,591 SH  CALL  SOLE                  3,591
Comcast Corp New                 CL A             20030N901      166         1,898 SH  CALL  SOLE                  1,898
Constar International Inc New    COM              21036U107      330        94,193 SH        SOLE                 94,193
Crown Holdings Inc               COM              228368106   13,181       674,892 SH        SOLE                674,892
Select Sector SPDR Tr            SBI INT-ENERGY   81369Y506      181         1,769 SH  PUT   SOLE                  1,769
Grey Wolf Inc                    COM              397888108    8,844     1,144,148 SH        SOLE              1,144,148
IAC Interactive Corp             COM NEW          44919P300      735        25,966 SH        SOLE                 25,966
International Business Machs     COM              459200901      136           513 SH  CALL  SOLE                    513
Intl Paper Co                    COM              460146103    6,316       187,920 SH        SOLE                187,920
Intl Paper Co                    COM              460146903      121         1,026 SH  CALL  SOLE                  1,026
IShares Trust                    RUSSELL 2000     464287955      189         1,283 SH  PUT   SOLE                  1,283
IShares Trust                    RUSSELL 2000     464287955      322         2,144 SH  PUT   SOLE                  2,144
IShares Trust                    RUSSELL 2000     464287955       57           239 SH  PUT   SOLE                    239
Level 3 Communications Inc       COM              52729N100    1,134       395,050 SH        SOLE                395,050
NationsHealth Inc                COM              63860C100    1,422       182,060 SH        SOLE                182,060
NationsHealth Inc                W EXP 8/24/2007  63860C118      955       332,666 SH        SOLE                332,666
Owens-Illinois Inc               COM NEW          690768903      408         2,861 SH  CALL  SOLE                  2,861
Owens-Illinois Inc               COM NEW          690768403    5,128       243,739 SH        SOLE                243,739
Paxar Corp                       COM              704227107    2,358       120,147 SH        SOLE                120,147
Rite Aid Corp                    COM              767754104    2,670       767,148 SH        SOLE                767,148
Tenet Healthcare Corp            COM              88033G900      121         2,548 SH  CALL  SOLE                  2,548
Walgreen                         COM              931422909      282         2,564 SH  CALL  SOLE                  2,564
Wal-Mart                         COM              931142903      299         2,025 SH  CALL  SOLE                  2,025

                                               Value Total   $61,042

                                               Entry Total:       27
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